Segment Information	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Segment Information
4.	Segment Information

a)	General information
The Group engages mainly in the assembly and testing of semiconductors, memory modules and investing. In accordance with IFRS 8 “Operating Segments”, the Group’s segments include Testing, Assembly, Testing and Assembly for LCDD, Bumping and others as the five reportable segments.

b)	Measurement of segment information
The Group’s reportable segments are strategic business units which provide different products and services. The accounting policies adopted by the operating segments are the same as the accounting policies described in Note 2.

c)	Information about segment profit or loss
The Group recognized revenue based on the progress towards completion of performance obligation during the service period.
The segment information provided to the chief operating decision maker for the reportable segments is as follows:

	2017
	Testing	Assembly	LCDD	Bumping	Others	Elimination	Total continuing operations	Discontinued operations
	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000
Revenue
External customers	4,838,246	5,259,281	4,789,869	3,053,459	—	—	17,940,855	227,095
Inter-segment	—	—	247	—	35,808	(36,055)	—	—

Total revenue	4,838,246	5,259,281	4,790,116	3,053,459	35,808	(36,055)	17,940,855	227,095

Operating profit (loss)	1,448,939	(55,198)	1,285,495	(336,123)	(100,545)	(2,687)	2,239,881	(25,394)
Depreciation expenses	(673,393)	(597,500)	(1,048,587)	(579,605)	(503)	310	(2,899,278)	—
Interest income	—	—	—	—	53,123	—	53,123	464
Interest expense	—	—	—	—	(190,425)	—	(190,425)	(2,414)
Share of profit (loss) of associates	—	—	—	—	1,347,851	(1,527,342)	(179,491)	—
Purchase of property, plant and equipment	836,894	655,879	2,615,153	594,765	—	—	4,702,691	—

	2018
	Testing	Assembly	LCDD	Bumping	Others	Elimination	Total continuing operations
	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000
Revenue
External customers	4,790,097	4,679,676	5,694,720	3,315,534	—	—	18,480,027
Inter-segment	—	—	—	—	35,738	(35,738)	—

Total revenue	4,790,097	4,679,676	5,694,720	3,315,534	35,738	(35,738)	18,480,027

Operating profit (loss)	1,306,742	(207,700)	1,226,755	(202,497)	(23,433)	(146)	2,099,721
Depreciation expenses	(769,660)	(578,205)	(1,400,784)	(627,412)	(518)	—	(3,376,579)
Interest income	—	—	—	—	49,971	—	49,971
Interest expense	—	—	—	—	(152,416)	—	(152,416)
Share of profit (loss) of associates	—	—	—	—	(668,377)	368,276	(300,101)
Purchase of property, plant and equipment	1,563,919	321,976	2,732,141	327,251	283	—	4,945,570

	2019
	Testing	Assembly	LCDD	Bumping	Others	Elimination	Total continuing operations
	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000
Revenue
External customers	4,257,800	5,148,877	6,922,205	4,008,999	—	—	20,337,881
Inter-segment	—	—	—	—	32,808	(32,808)	—

Total revenue	4,257,800	5,148,877	6,922,205	4,008,999	32,808	(32,808)	20,337,881

Operating profit (loss)	709,142	(227,096)	1,740,720	232,404	1,931	18	2,457,119
Depreciation expenses	(802,740)	(521,311)	(1,796,951)	(604,553)	(6,359)	—	(3,731,914)
Interest income	—	—	—	—	64,368	—	64,368
Interest expense	—	—	—	—	(171,075)	—	(171,075)
Share of profit (loss) of associates	—	—	—	—	(370,351)	215,425	(154,926)
Purchase of property, plant and equipment	764,105	548,063	3,077,806	506,635	47	—	4,896,656
The application of IFRS 16 had the following impact on the segment information in 2019:

	Testing	Assembly	LCDD	Bumping	Others	Elimination	Total continuing operations
	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000
Depreciation expenses increased	7,631	6,035	10,703	1,137	5,808	—	31,314

Interest expense increased	4,207	3,260	5,862	492	319	—	14,140

d)	Reconciliation for segment income (loss)
Revenue from external customers and segment income (loss) reported to the chief operating decision maker are measured using the same method as for revenue and operating profit in the financial statements. Thus, no reconciliation is needed.

e)	Information on products and services

	2017		2018		2019
	NT$000%		NT$000%		NT$000%
Testing	4,838,246	27	4,790,097	26	4,257,800	21
Assembly	5,259,281	29	4,679,676	25	5,148,877	25
LCDD	4,789,869	27	5,694,720	31	6,922,205	34
Bumping	3,053,459	17	3,315,534	18	4,008,999	20

	17,940,855	100	18,480,027	100	20,337,881	100

f)	Geographical information

	2017	2018	2019
	NT$000	NT$000	NT$000
Revenue
ROC	13,152,419	14,751,766	15,875,027
Japan	2,257,296	1,825,479	1,905,032
Singapore	1,798,585	1,143,661	1,333,114
People’s Republic of China (“PRC”)	162,579	163,831	789,496
Others	569,976	595,290	435,212

	17,940,855	18,480,027	20,337,881

	2018	2019
	NT$000	NT$000
Non-current assets
ROC	16,847,172	18,727,979
Others	1,009	5,659

	16,848,181	18,733,638

g)	Major customer information
The information on the major customers which constituted more than 10% of the Group’s total revenue for the years ended December 31, 2017, 2018 and 2019 is as follows:

	2017		2018		2019
	Amount	%	Amount	%	Amount	%
	NT$000		NT$000		NT$000
Customers
Customer A	3,434,873	19	3,794,991	21	4,756,755	23
Customer K	2,742,882	15	2,637,053	14	2,419,612	12
Customer C	1,530,209	9	1,957,467	11	2,048,260	10
Customer X	999,117	6	1,328,752	7	1,977,427	10
Customer I	1,798,111	10	1,101,956	6	1,315,527	6

h)	Contract assets and liabilities:
The Group has recognized the following contract assets and liabilities in relation to revenue from contracts with customers:

	January 1, 2018	December 31, 2018	December 31, 2019
	NT$000	NT$000	NT$000
Contract assets	254,997	299,835	377,869

Contract liabilities (Advance payments)	1,152	1,432	1,231

Contract assets have increased as the Group has completed more services in excess of customer’s payment. The information relating to loss allowance for contract assets is provided in Note 33 a).
Revenue recognized in the current reporting period amounted to NT$766 thousand was related to carried-forward contract liabilities for performance obligations not satisfied in prior year.
All of the service contracts are for periods of one year or less. As permitted under IFRS 15, the transaction price allocated to these unsatisfied contracts is not disclosed. As of December 31, 2019, the Group did not recognized an asset in relation to costs to fulfill a service contract.